Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.19%
Communication services: 11.43%
Entertainment: 5.73%
Live Nation Entertainment, Inc.†	3,985	$607,752
Netflix, Inc.†	4,704	452,290
Roblox Corp. Class A†	6,288	355,649
Spotify Technology SA†	1,054	511,095
TKO Group Holdings, Inc. Class A	3,646	735,216
		2,662,002
Interactive media & services: 5.70%
Alphabet, Inc. Class A	9,219	2,651,016
Consumer discretionary: 13.08%
Automobiles: 1.24%
Ferrari NV	1,698	574,688
Broadline retail: 5.59%
Amazon.com, Inc.†	10,221	2,128,728
MercadoLibre, Inc.†	272	470,293
		2,599,021
Hotels, restaurants & leisure: 3.48%
Cava Group, Inc.†	4,433	358,630
DoorDash, Inc. Class A†	4,495	674,924
Starbucks Corp.	6,508	583,052
		1,616,606
Specialty retail: 1.77%
Carvana Co. Class A†	1,460	458,995
O’Reilly Automotive, Inc.†	3,944	364,071
		823,066
Textiles, apparel & luxury goods: 1.00%
Amer Sports, Inc.†	6,614	217,733
Deckers Outdoor Corp.†	2,472	247,422
		465,155
Consumer staples: 1.65%
Consumer staples distribution & retail: 1.65%
Walmart, Inc.	6,149	764,198
Financials: 1.98%
Capital markets: 0.99%
Robinhood Markets, Inc. Class A†	6,623	458,974
Financial services: 0.99%
Affirm Holdings, Inc.†	5,555	254,530
Mastercard, Inc. Class A	414	206,859
		461,389
See accompanying notes to portfolio of investments
Allspring VT Discovery All Cap Growth Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Health care: 13.22%
Biotechnology: 3.65%
Alnylam Pharmaceuticals, Inc.†	1,134	$375,207
argenx SE ADR†	673	491,458
Bridgebio Pharma, Inc.†	4,724	350,804
Natera, Inc.†	2,398	479,576
		1,697,045
Health care equipment & supplies: 2.65%
Edwards Lifesciences Corp.†	6,200	496,496
Medline, Inc. Class A†	8,482	377,449
Penumbra, Inc.†	1,084	355,953
		1,229,898
Health care providers & services: 1.56%
Cencora, Inc.	2,310	725,663
Pharmaceuticals: 5.36%
AstraZeneca PLC	3,407	671,929
Elanco Animal Health, Inc.†	17,945	429,424
Eli Lilly & Co.	1,513	1,391,612
		2,492,965
Industrials: 18.84%
Aerospace & defense: 5.93%
Axon Enterprise, Inc.†	858	364,384
Carpenter Technology Corp.	1,742	686,609
Curtiss-Wright Corp.	918	625,268
General Electric Co.	2,807	796,543
Kratos Defense & Security Solutions, Inc.†	4,038	284,719
		2,757,523
Building products: 2.68%
Armstrong World Industries, Inc.	2,254	371,459
Johnson Controls International PLC	6,661	872,258
		1,243,717
Commercial services & supplies: 0.83%
Cintas Corp.	2,268	383,610
Construction & engineering: 4.14%
Comfort Systems USA, Inc.	489	674,326
Construction Partners, Inc. Class A†	4,186	465,148
Quanta Services, Inc.	1,427	783,452
		1,922,926
Electrical equipment: 1.70%
Vertiv Holdings Co. Class A	3,152	789,828
Ground transportation: 0.82%
XPO, Inc.†	1,971	383,458
See accompanying notes to portfolio of investments
2 | Allspring VT Discovery All Cap Growth Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Shares	Value
Machinery: 0.74%
Symbotic, Inc. Class A†	6,498	$345,694
Professional services: 2.00%
UL Solutions, Inc. Class A	10,847	929,696
Information technology: 36.18%
Communications equipment: 1.43%
Arista Networks, Inc.†	5,416	664,977
Electronic equipment, instruments & components: 1.51%
Amphenol Corp. Class A	5,554	701,748
IT services: 2.78%
Cloudflare, Inc. Class A†	3,124	644,606
Shopify, Inc. Class A†	5,463	648,021
		1,292,627
Semiconductors & semiconductor equipment: 21.40%
Broadcom, Inc.	7,540	2,333,705
KLA Corp.	507	746,512
Micron Technology, Inc.	720	243,245
Monolithic Power Systems, Inc.	659	720,518
NVIDIA Corp.	25,396	4,429,062
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,044	1,028,720
Tower Semiconductor Ltd.†	2,528	443,613
		9,945,375
Software: 8.26%
AppLovin Corp. Class A†	1,087	432,626
Cadence Design Systems, Inc.†	416	115,594
Circle Internet Group, Inc. Class A†	2,323	221,637
Microsoft Corp.	8,293	3,069,820
		3,839,677
Technology hardware, storage & peripherals: 0.80%
Sandisk Corp.†	580	368,497
Utilities: 0.81%
Independent power and renewable electricity producers: 0.81%
Talen Energy Corp.†	1,178	376,053
Total common stocks (Cost $31,756,977)		45,167,092
See accompanying notes to portfolio of investments
Allspring VT Discovery All Cap Growth Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.18%
Investment companies: 2.18%
Allspring Government Money Market Fund Select Class♠∞		3.60%	1,012,611	$1,012,611
Total short-term investments (Cost $1,012,611)				1,012,611
Total investments in securities (Cost $32,769,588)	99.37%			46,179,703
Other assets and liabilities, net	0.63			293,397
Total net assets	100.00%			$46,473,100

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,811,221	$4,477,715	$(5,276,325)	$0	$0	$1,012,611	1,012,611	$9,088
See accompanying notes to portfolio of investments
4 | Allspring VT Discovery All Cap Growth Fund

Notes to portfolio of investments—March 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,313,018	$0	$0	$5,313,018
Consumer discretionary	6,078,536	0	0	6,078,536
Consumer staples	764,198	0	0	764,198
Financials	920,363	0	0	920,363
Health care	6,145,571	0	0	6,145,571
Industrials	8,756,452	0	0	8,756,452
Information technology	16,812,901	0	0	16,812,901
Utilities	376,053	0	0	376,053
Short-term investments
Investment companies	1,012,611	0	0	1,012,611
Total assets	$46,179,703	$0	$0	$46,179,703
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring VT Discovery All Cap Growth Fund | 5